Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2019
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Maturity Analysis of Operating Lease Payments

The following table sets forth a maturity analysis of the Company’s lease liabilities as of September 30, 2019:

(U.S. dollars in thousands)	September 30, 2019
2019 (excluding the nine months ended September 30, 2019)	$236
2020	$874
2021	$471
After 2022	$1,982
Total undiscounted cash flows	$3,563
Less: imputed interest	$439
Present value of lease liabilities	$3,124